Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2019 USD ($) ft²	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jan. 24, 2020 USD ($)	Apr. 30, 2015 ft²
Operating Leases, Rent Expense, Net, Total	$ 403,097	$ 422,102	$ 403,178
Subsequent Event [Member]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months				$ 214,487
Lessee, Operating Lease, Liability, Payments, Due Year Two				239,884
Lessee, Operating Lease, Liability, Payments, Due Year Three				246,481
Lessee, Operating Lease, Liability, Payments, Due Year Four				253,259
Lessee, Operating Lease, Liability, Payments, Due Year Five				260,224
Lessee, Operating Lease, Liability, Payments, Due after Year Five				$ 21,734
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property | ft²					36,000
Lessee, Operating Lease, Term of Contract					12 months
Lease Term, Extension, Term	1 year
Lease Term, Extension, Remaining Number	1